Schedule of investments
Macquarie VIP Energy Series
March 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 92.46%♦
Coal & Consumable Fuels — 0.57%
Cameco	10,064	$ 414,234
		414,234
Electric Utilities — 0.34%
Constellation Energy	1,202	242,359
		242,359
Electrical Components & Equipment — 1.00%
Generac Holdings †	5,723	724,818
		724,818
Heavy Electrical Equipment — 0.44%
GE Vernova	1,034	315,660
		315,660
Independent Power Producers & Energy Traders — 0.37%
Vistra	2,279	267,646
		267,646
Integrated Oil & Gas — 18.24%
Exxon Mobil	27,663	3,289,960
Shell	156,977	5,728,395
TotalEnergies	37,179	2,398,431
Unit	63,209	1,765,554
		13,182,340
Oil & Gas Drilling — 5.02%
Helmerich & Payne	71,320	1,862,878
Patterson-UTI Energy	214,550	1,763,601
		3,626,479
Oil & Gas Equipment & Services — 5.35%
Baker Hughes	46,694	2,052,201
Schlumberger	43,387	1,813,577
		3,865,778
Oil & Gas Exploration & Production — 46.02%
ARC Resources	175,343	3,525,015
Chord Energy	25,872	2,916,292
ConocoPhillips	38,853	4,080,342
Diamondback Energy	18,537	2,963,696
EOG Resources	19,952	2,558,644
EQT	35,375	1,890,086
Expand Energy	30,402	3,384,351
Kimbell Royalty Partners	229,839	3,217,746
Parex Resources	228,767	2,133,389
Permian Resources	212,018	2,936,449
Tourmaline Oil	75,670	3,649,281
		33,255,291
Oil & Gas Refining & Marketing — 11.94%
HF Sinclair	54,771	1,800,870
Marathon Petroleum	20,353	2,965,229
Valero Energy	29,244	3,862,255
		8,628,354
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Oil & Gas Storage & Transportation — 1.42%
DHT Holdings	97,571	$ 1,024,496
		1,024,496
Renewable Electricity — 0.59%
Spruce Power Holding †	175,605	423,208
		423,208
Semiconductors — 1.16%
First Solar †	6,651	840,886
		840,886
Total Common Stocks (cost $70,080,640)		66,811,549

Master Limited Partnerships — 6.87%
Dorchester Minerals	12,056	362,644
Energy Transfer	107,096	1,990,915
Enterprise Products Partners	47,675	1,627,624
MPLX	18,386	984,019
Total Master Limited Partnerships (cost $4,326,413)		4,965,202

Short-Term Investments — 0.72%
Money Market Mutual Funds — 0.72%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	129,204	129,204
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	129,204	129,204
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	129,204	129,204
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	129,205	129,205
Total Short-Term Investments (cost $516,817)		516,817

Total Value of Securities—100.05% (cost $74,923,870)		72,293,568
Liabilities Net of Receivables and Other Assets—(0.05%)		(33,679)
Net Assets Applicable to 15,111,033 Shares Outstanding—100.00%		$72,259,889
♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
†	Non-income producing security.

NQ- IV073 [0325] 0525 (4474077)    1

Schedule of investments
Macquarie VIP Energy Series   (Unaudited)
Summary of abbreviations:
GE – General Electric
2    NQ- IV073 [0325] 0525 (4474077)